Commitments and Contingencies (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended
	Apr. 30, 2013	Oct. 03, 2012	Apr. 19, 2012	Mar. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2013
Loss Contingencies [Line Items]
Amount of general unsecured claims from termination agreements				$ 51
Distribution received under termination agreement	5	3	25		28	33	33
Recovery of bankruptcy claim included in gains (losses) on oil and natural gas derivatives			18		22
Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum							1
Loss Contingency, Range of Possible Loss, Maximum							$ 4.5